BORROWINGS AND LEASES (Tables)	6 Months Ended
Jul. 02, 2021
Financial Instruments [Abstract]
Disclosure of borrowings
The following table summarises the Group’s borrowings as at the dates presented:

	2 July 2021	31 December 2020
	€ million	€ million
Non-current:
Euro denominated bonds	8,643	6,113
Foreign currency bonds (swapped into Euro)[1]	1,674	—
Australian dollar denominated bonds[2]	530	—
Foreign currency bonds (swapped into Australian Dollar)[1,2]	436	—
Lease obligations	523	269
Total non-current borrowings	11,806	6,382

Current:
Commercial paper	305	—
Euro denominated bonds	1,051	350
Foreign currency bonds (swapped into Euro)[1]	—	359
Australian dollar denominated bonds[2]	242	—
Foreign currency bonds (swapped into Australian Dollar)[1,2]	23	—
Bank overdrafts	2	—
Lease obligations	129	96
Total current borrowings	1,752	805
[1] Cross currency swaps are used by the Group to swap foreign currency bonds into the required local currency.
[2] Included within the Group's borrowings as at 2 July 2021 are the bonds acquired as part of the acquisition of API. These bonds are either denominated in A$ or swapped back to A$ using cross currency swaps.